LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2021
LONG TERM DEBT
Summary of lease expense
Schedule of measurement of lease liabilities
Summary of supplemental cash flow information
Long Term Debt	June 2021	December 2020
PPP Loan	397,500	198,750
Operating lease payable	138,788	225,054
Notes Payable – ICT (related party)	709,737	926,768
Total Debt	1,246,025	1,350,572
Less: Current Portion (operating lease payable)	(138,788)	(181,199)
Total Long-Term Debt	1,107,237	1,169,373